INTANGIBLE ASSETS (Tables)	3 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets

Cost, Intangible Assets	Total
Balance September 30, 2024	$—
Additions	76,571,030
Balance, September 30, 2025 and December 31, 2025	76,571,030

Accumulated Amortization and Impairment
Balance September 30, 2024	—
Amortization (1)	(10,200,850)
Impairment losses	(27,561,055)
Balance September 30, 2025	(37,761,905)
Amortization (1)	(2,394,852)
Balance, December 31, 2025	$(40,156,757)

Net book value
Balance September 30, 2024	—
Balance, September 30, 2025	—
Balance, December 31, 2025	$36,414,273
(1)	The intangible assets are amortized on a straight-line basis over five (5) years.

Cogent Asset acquisition
INTANGIBLE ASSETS
Disclosure of purchase price and net assets of Asset acquisition

As of
November 24, 2024
Purchase price
Cash consideration(1)	$1,394,340
Value of 145,250 common shares issued at closing(2)	1,394,400
Value of 2,324,000 common shares issuable subsequent to closing(3)	22,310,400
Transaction costs	139,354
$25,238,494
Net assets acquired
Intangible assets	25,238,494
$25,238,494
(1)	USD$1,000,000 (CAD $1,394,340) paid in US dollar stable coins at closing.
(2)	145,250 common shares priced at $9.60 per share, issued at closing.
(3)	2,324,000 common shares issuable as follows: 387,333 common shares on May 25, 2025 (Issued), 387,333 common shares on November 25, 2025, 387,333 common shares on May 25, 2026, 387,333 common shares on November 25, 2026, 387,334 common shares on May 25, 2027, and 387,334 common shares on November 25, 2027.

OrangeFin Asset acquisition
INTANGIBLE ASSETS
Disclosure of purchase price and net assets of Asset acquisition

As of
December 31, 2024
Purchase price
Cash consideration(1)	$1,079,479
Value of 62,952 common shares issued at closing(2)	1,077,749
Value of future share consideration(3)	6,606,560
Transaction costs	95,213
$8,859,001
Net assets acquired
Intangible assets	8,859,001
$8,859,001
(1)	USD$750,000 (CAD $1,079,479) paid in US dollar stable coins at closing.
(2)	62,952 common shares priced at $17.12 per share, issued at closing.
(3)	Present value of USD$5,000,000 common shares of the company, based on a 5% discount rate and the following payment dates; USD$833,333 on June 30, 2025 (Issued), USD$833,333 on December 31, 2025, USD$833,333 on June 30, 2026, USD$833,333 on December 31, 2026, USD$833,333 on June 30, 2027, and USD$833,333 on December 31, 2027. The number of common shares issuable will be determined based on the trading price per common share on the date of issuance.

Laine Asset acquisition
INTANGIBLE ASSETS
Disclosure of purchase price and net assets of Asset acquisition

As of
March 31, 2025
Purchase price
Cash consideration(1)	$5,000,000
Value of 625,000 common shares issued at closing(2)	15,000,000
Value of 562,500 warrants issued at closing(3)	7,428,729
Value of 625,000 common shares issuable subsequent to closing(4)	15,000,000
Transaction costs	44,806
$42,473,535
Net assets acquired
Intangible assets	42,473,535
$42,473,535
(1)	$5,000,000 paid at closing.
(2)	625,000 common shares priced at $24.00 per share, issued at closing.
(3)	562,500 warrants issued at closing. Each is exercisable into one common share of the Company at an exercise price of $23.84 per Common Share, vesting monthly over a 36-month period, each Warrant is exercisable for a period of 3 years from vesting date. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $18.80, dividend yield 0%, expected volatility based on historical volatility of 126.1%, a risk-free interest rate of 2.55%, and an expected life of 3 years. The fair value of the warrants was estimated at $7,428,729.
(4)	625,000 common shares issued payable on the one-year anniversary of the closing.